Digital assets	12 Months Ended
Dec. 31, 2024
Digital assets
Digital assets

9. Digital assets

(a) The fair value and cost of digital assets are as follows as at December 31, 2024:

	Cost	Unrealized (loss) on change in fair value	Fair value
	$	$	$
Bitcoin	401,000	(44,123)	356,877
Dogecoin	201,000	(46,686)	154,314
Solana	401,000	(50,961)	350,039
	1,003,000	(141,770)	861,230

Digital currency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions. Digital assets have a limited history, and the fair value historically has been very volatile. The Company may not be able to liquidate its inventory of digital assets currency at its desired price if required. The Company has recognized a change in fair value $141,770 that is included in the net loss from operations.

The following table presents the Company’s digital assets, measured at fair value less costs to sell and categorized into levels of the fair value hierarchy on the consolidated statements of financial position as at December 31, 2024:

	Level 1	Level 2	Level 3
Digital assets, at fair value less costs to sell	Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	861,230	—